Financial Instruments (Long-Term Debt) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	5.70%	5.70%
Allocated Long-term Debt
Debt Instrument [Line Items]
Long-term debt, including the current portion	582	575
Allocated Long-term Debt | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Fair value, debt instrument	732	690